Interest Expense and Finance Cost	12 Months Ended
Dec. 31, 2019
INTEREST EXPENSE AND FINANCE COST [Abstract]
INTEREST EXPENSE AND FINANCE COST

NOTE 18: INTEREST EXPENSE AND FINANCE COST

Interest expense and finance cost consisted of the following:

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Interest expense	$125,496	$129,941	$115,099
Amortization and write-off of deferred financing costs	7,746	7,866	6,391
Other	237	109	121
Interest expense and finance cost	$133,479	$137,916	$121,611